Leases -Summary of Supplemental cash flow information (Detail) ¥ in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Leases [Abstract]
Operating lease cost	[1]	¥ 1,393	$ 197	¥ 1,256
Cash payments for operating leases		1,411	200	1,040
ROU assets obtained in exchange for operating lease liabilities		¥ 1,204	$ 170	¥ 2,017

[1]	Excluding cost of short-term contracts.